Financial instruments, Capital Structure of Group at Statement of Financial Position Date (Details) - USD ($) $ in Millions	3 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Apr. 30, 2017	Apr. 30, 2016
Capital Risk Management [Abstract]
Bank and other borrowings (net of arrangement fees)	$ 4,670.7	$ 4,845.9
Finance lease obligations	23.5	28.5
Less cash and cash equivalents	(355.7)	(620.9)	$ (151.0)	$ (667.2)
Total equity	6,276.3	7,792.0	1,613.5	$ 1,593.7
Unamortized prepaid facility arrangement fees	104.3	151.0
Bank loan secured [Member]
Capital Risk Management [Abstract]
Bank and other borrowings (net of arrangement fees)	$ 4,775.0	4,996.9	$ 1,595.2
Capital Risk Management [Member]
Capital Risk Management [Abstract]
Minimum percentage of revolving facility outstanding	35.00%
Bank and other borrowings (net of arrangement fees)	$ 4,670.7	4,845.9
Finance lease obligations	23.5	28.5
Less cash and cash equivalents	(355.7)	(620.9)
Total net debt	4,338.5	4,253.5
Total equity	$ 6,276.3	$ 7,792.0
Debt/equity %	69.10%	54.60%